UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549- FORM N-PX ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number :	811-21598

Name of Registrant:	Putnam RetirementReady Funds

Address of Principal Executive Offices:	One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:	James P. Pappas, Vice President
Putnam RetirementReady Funds
One Post Office Square
Boston, Massachusetts 02109

CC:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant's telephone number including area code:	(617) 292-1000

Date of fiscal year end:	7/31/10

Date of reporting period:	07/01/2010 - 06/30/2011

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam Retirement Income Fund Lifestyle 1
Date of Fiscal Year End :	07/31/2010

Prior to June 16, 2011, Putnam Retirement Income Fund Lifestyle 1 was known as Putnam RetirementReady Maturity Fund. The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2010 Fund
Date of Fiscal Year End :	07/31/2010

Putnam RetirementReady 2010 Fund was merged into Putnam Retirement Income Fund Lifestyle 1 (formerly known as Putnam RetirmentReady Maturity Fund) on November 8, 2010. The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2015 Fund
Date of Fiscal Year End :	07/31/2010
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2020 Fund
Date of Fiscal Year End :	07/31/2010
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2025 Fund
Date of Fiscal Year End :	07/31/2010
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2030 Fund
Date of Fiscal Year End :	07/31/2010
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2035 Fund
Date of Fiscal Year End :	07/31/2010
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2040 Fund
Date of Fiscal Year End :	07/31/2010
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2045 Fund
Date of Fiscal Year End :	07/31/2010
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2050 Fund
Date of Fiscal Year End :	07/31/2010
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name :	Putnam RetirementReady Funds
Fund Name :	Putnam RetirementReady 2055 Fund
Date of Fiscal Year End :	07/31/2011

The Fund commenced operations on or around 11/30/10. The Fund's first fiscal year will end on 07/31/11. The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam RetirementReady Funds

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Date:	August 8, 2011